DUE FROM RELATED PARTIES	12 Months Ended
Dec. 31, 2023
DUE FROM RELATED PARTIES
DUE FROM RELATED PARTIES

4. DUE FROM RELATED PARTY

Due from related party consists of:

	December 31,	December 31,	December 31,
Borrower	2023	2022	2021
Lifschultz Enterprise Company LLC (an entity controlled by David Lifschultz, Genoil chief executive officer, and Bruce Abbott, Genoil chief operating officer)	$102,330	$102,118	$115,842
Current portion	-	102,118	115,842
Non-current portion	102,330	-	-
Total	$102,330	$102,118	$115,842

The receivable is non-interest bearing and is due on demand.

The receivable from Lifschultz Enterprise Company, LLC (“LEC”) represents ongoing advances from the Company to LEC. LEC had no business revenues in 2021, 2022, and 2023. At December 31, 2023, LEC’s principal assets consisted of a convertible note receivable from the Company due January 1, 2016, in the amount of $208,232 (see Note 6), accrued interest thereon of $10,406 (see Note 5), and ownership of $462,471,800 shares of Company common stock. Effective December 31, 2023, the Company reclassified this receivable from a current asset to a non-current asset.